Leases - Leasing in the consolidated statements of income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation on right-of-use assets	€ 746,471	€ 690,476	€ 703,999
Impairments on right-of-use assets	27,646	18,696	3,496
Expenses relating to short-term leases	52,420	44,923	49,532
Expenses relating to leases of low-value assets	17,421	23,177	27,359
Expenses relating to variable lease payments	13,803	12,158	12,442
Income from subleasing right-of-use assets	3,340	3,119	4,165
Interest expense on lease liabilities	€ 151,317	€ 143,160	€ 159,148